Stock Compensation Expense	3 Months Ended
Mar. 31, 2022
FaZe Clan Inc. [Member]
Stock Compensation Expense [Line Items]
STOCK COMPENSATION EXPENSE

7.      STOCK COMPENSATION EXPENSE

Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the condensed consolidated statement of operations:

	(in thousands) For the Three Months Ended
	March 31, 2022	March 31, 2021
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock options	$56	$—
Restricted stock awards	1,094	—
Total stock – based compensation expense	$1,150	$—

In addition, approximately $20,439 has been included in cost of revenues for the three months ended March 31, 2022 and 2021, respectively, for stock-based compensation expense related to the services provided by Commerce Media Holdings, LLC. Compensation costs related to Commerce Media Holdings, LLC of $0.1 million and $0.2 million were capitalized and are included in prepaid expenses and other assets as of March 31, 2022 and 2021, respectively.